Annual Total Returns - Voya Multi-Manager International Factors Fund (Class I P and W Shares) [BarChart] - Class I P and W Shares - Voya Multi-Manager International Factors Fund - Class I	Feb. 28, 2021
Bar Chart Table:
2011
2012	18.44%
2013	18.96%
2014	(4.29%)
2015	1.59%
2016	0.32%
2017	25.32%
2018	(13.60%)
2019	17.47%
2020	8.46%